Cover	Dec. 05, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2023
Entity File Number	001-40682
Entity Registrant Name	Nogin, Inc.
Entity Central Index Key	0001841800
Entity Tax Identification Number	86-1370703
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	105 E. 34th St
Entity Address, Address Line Two	Ste 137
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	949
Local Phone Number	222-0209
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0. 0001 Par Value [Member]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NOGN
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock [Member]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	NOGNW
Security Exchange Name	NASDAQ